Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51%
Aerospace & Defense - 2.97%
Atlas CC Acquisition Corp, First Lien Term Loan:
3M SOFR + 1.00%, 05/01/2029	$617,070	$130,785
3M SOFR + 4.25%, 05/01/2029	4,242,182	899,109
Caci International Inc Term Loan (02/26) 1LIEN USD, First Lien Term Loan 1M SOFR + 1.75%, 02/28/2033	734,865	735,557
Galileo Parent Inc Term Loan (03/26) USD (03/33), First Lien Term Loan 3M SOFR + 4.50%, 03/03/2033	3,914,844	3,845,120
Karman Holdings, Inc., First Lien Term Loan 3M SOFR + 2.75%, 04/01/2032	3,324,518	3,330,768
Peraton Corp., First Lien B Term Loan 3M SOFR + 3.75%, 0.75% Floor, 02/01/2028	4,962,085	4,246,726
Signia Aerospace LLC, First Lien Term Loan:
3M SOFR + 2.75%, 12/11/2031(b)	5,439	5,459
3M SOFR + 2.75%, 12/11/2031	1,567,733	1,573,612
Transdigm Inc, First Lien Term Loan 1M SOFR + 2.50%, 08/19/2032	850,139	851,079
		15,618,215
Air Freight & Logistics - 0.96%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan 3M SOFR + 4.00%, 0.75% Floor, 04/08/2030	1,283,930	1,287,942
Jetblue 8/24 TLB 1L, First Lien Term Loan 3M SOFR + 4.75%, 08/27/2029	2,173,545	1,998,575
Stonepeak Nile Parent LLC, First Lien Term Loan 3M SOFR + 2.25%, 04/09/2032	1,795,500	1,794,854
		5,081,371
Automobile Components - 1.03%
Belron Finance 2019 LLC, First Lien Term Loan 3M SOFR + 2.00%, 0.50% Floor, 10/16/2031	2,082,478	2,084,300
Tenneco, Inc., First Lien Term Loan 3M CME TERM SOFR + 5.00%, 0.50% Floor, 11/17/2028	3,423,993	3,346,953
		5,431,253
Beverages - 1.28%
Primo Brands Corp., First Lien Term Loan 3M SOFR + 0.00%, 0.50% Floor, 03/19/2031	4,715,153	4,728,402
Sazerac Co Inc, First Lien Term Loan 1M SOFR + 2.00%, 07/09/2032	2,030,237	2,031,506
		6,759,908
Biotechnology - 1.01%
Alkermes Inc, First Lien Term Loan 1M SOFR + 2.75%, 08/12/2031	490,606	494,902
Barentz Intl BV, First Lien Term Loan 3M SOFR + 3.25%, 03/03/2031	1,980,075	1,924,138
Genmab A/S, First Lien Term Loan 3M SOFR + 3.00%, 12/13/2032	2,879,055	2,893,219
		5,312,259
Broadline Retail - 0.60%
Peer Holding III B.V., First Lien Term Loan 3M SOFR + 2.25%, 09/29/2032	947,743	940,782
Peer Holding III BV, First Lien Term Loan:
3M SOFR + 2.50%, 10/28/2030	583,927	583,836
3M SOFR + 3.00%, 06/20/2031	1,624,596	1,623,329
		3,147,947
Building Products - 1.32%
LBM Acquisition LLC, First Lien Term Loan 1M SOFR + 3.75%, 06/06/2031	1,480,011	1,194,376
Miter Brands Acquisition Holdco Inc., First Lien Term Loan 3M SOFR + 2.75%, 03/28/2031	2,509,887	2,320,591
Resideo Funding Inc, First Lien Term Loan 3M SOFR + 2.00%, 08/09/2032	887,249	886,140
Resideo Funding, Inc., First Lien Term Loan 6M SOFR + 2.00%, 06/13/2031	672,328	670,651
Sunbelt Transformer 10/24, First Lien Term Loan 3M SOFR + 4.25%, 10/24/2031	947,769	949,546
Wilsonart LLC, First Lien Term Loan 3M SOFR + 4.25%, 08/05/2031	1,058,266	924,660
		6,945,964

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Capital Markets - 6.78%
Apex Group Treasury LLC, First Lien Term Loan 3M SOFR + 3.50%, 02/27/2032	$3,888,354	$3,554,597
Aretec Group, Inc, First Lien Term Loan 1M SOFR + 3.00%, 08/09/2030	3,699,126	3,657,715
Ascensus Holdings, Inc., First Lien Term Loan 1M SOFR + 3.00%, 0.50% Floor, 08/02/2028	3,701,297	3,648,091
BetClic Everest Group SAS, First Lien Term Loan 3M SOFR + 0.00%, 12/09/2031	1,239,345	1,238,187
Citadel Securities Global Holdings LLC, First Lien Term Loan 3M SOFR + 2.00%, 10/31/2031	1,209,738	1,212,515
CITCO FDG LLC TLB 1L, First Lien Term Loan 3M SOFR + 2.00%, 01/31/2033	2,000,921	1,995,838
EP Wealth Advisors, LLC, First Lien Term Loan 3M SOFR + 0.00%, 10/18/2032	572,408	573,482
Focus Financial Partners, LLC, First Lien Term Loan 1M SOFR + 2.50%, 09/15/2031	4,660,087	4,520,028
GTCR Everest Borrower, LLC Asset Mark 1/26 (01/26), First Lien Term Loan 3M SOFR + 2.50%, 09/05/2031	745,821	741,398
Hudson River Trading LLC, First Lien Term Loan 1M SOFR + 2.50%, 03/18/2030	2,939,316	2,930,748
ITG Communications LLC, First Lien Term Loan 3M SOFR + 0.00%, 07/09/2031(c)	1,567,144	1,496,622
Jane Street Group LLC, First Lien Term Loan 3M SOFR + 2.00%, 12/15/2031	2,724,186	2,677,752
Jump Financial LLC, First Lien Term Loan 3M SOFR + 3.50%, 02/26/2032	164,567	164,773
Jupiter Borrower, Inc TLB 1L, First Lien Term Loan 3M SOFR + 0.00%, 03/25/2033(c)	944,025	944,025
Osaic Holdings Inc, First Lien Term Loan 3M SOFR + 2.50%, 07/30/2032	4,772,051	4,691,833
Saphilux Sarl, First Lien Term Loan 3M SOFR + 3.00%, 07/27/2028	313,064	313,181
Superannuation & Investments US LLC, First Lien Term Loan 1M SOFR + 2.50%, 12/01/2028	273,024	273,331
Victory Capital Holdings Inc, First Lien Term Loan 3M SOFR + 2.00%, 09/23/2032	1,086,912	1,085,689
		35,719,805
Chemicals - 2.13%
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan 3M SOFR + 3.75%, 10/04/2029	2,041,310	2,013,497
Fortis 333 Inc, First Lien Term Loan 1M SOFR + 3.50%, 03/29/2032	1,250,550	1,218,761
Nouryon Finance BV, First Lien Term Loan 6M SOFR + 3.25%, 04/03/2028	2,674,759	2,627,951
Olympus Water US Holding Corp, First Lien Term Loan 3M SOFR + 3.25%, 11/03/2032	633,396	612,218
SCIL USA Holdings LLC, First Lien Term Loan 3M SOFR + 0.00%, 10/29/2032	1,959,969	1,955,079
Touchdown Acquirer Inc TERM (01/26) 1LIEN USD, First Lien Term Loan 3M SOFR + 2.50%, 02/21/2031	1,403,996	1,386,446
Vibrantz Color Solutions LLC A2 TL (02/26) 1LIEN, First Lien Term Loan 3M SOFR + 0.00%, 04/30/2030	2,294,041	1,410,835
		11,224,787
Commercial Services & Supplies - 5.82%
Action Environmental Group, Inc., First Lien Term Loan 3M SOFR + 3.00%, 0.50% Floor, 10/24/2030	3,948,017	3,941,443
Allied Universal Holdco LLC, First Lien Term Loan 1M SOFR + 3.25%, 08/20/2032	3,116,409	3,120,304
ARCWOOD ENVIRONMENTAL INC TLB 1L, First Lien Term Loan 3M SOFR + 0.00%, 03/02/2033	734,866	736,703
Belfor Holdings Inc, First Lien Term Loan 1M SOFR + 2.75%, 11/04/2030	756,458	758,826
Forgent Intermediate IV LLC, First Lien Term Loan 3M SOFR + 3.00%, 12/20/2032	3,421,377	3,441,699
HNI Corp, First Lien Term Loan 3M SOFR + 2.00%, 12/10/2032	791,234	796,923
LSF12 Crown US Commercial Bidco LLC, First Lien Term Loan 3M SOFR + 3.00%, 12/02/2031	4,221,160	4,230,658
MillerKnoll Inc, First Lien Term Loan 1M SOFR + 2.00%, 08/09/2032	478,839	477,444
Minimax Viking GmbH, First Lien Term Loan 1M SOFR + 2.00%, 03/17/2032	921,264	924,719
Omnia Partners, LLC, First Lien Term Loan 3M SOFR + 2.50%, 12/31/2032	2,493,734	2,494,782
Orbit Private Holdings I Ltd, First Lien Term Loan 3M SOFR + 3.75%, 12/10/2031	3,758,431	3,743,566
Paint Intermediate III LLC, First Lien Term Loan 3M SOFR + 3.00%, 10/09/2031	631,805	630,229
Prime Sec Services Borrower LLC, First Lien Term Loan 1M SOFR + 1.75%, 03/08/2032	2,364,405	2,335,583
Protection One/ADT 11/24, First Lien Term Loan 1M SOFR + 2.00%, 10/13/2030	1,583,477	1,578,529
Tidal Waste 10/24 TLB 1L, First Lien Term Loan 3M SOFR + 3.00%, 10/24/2031	1,452,470	1,455,919
		30,667,327
Communications Equipment - 0.08%
Viavi Solutions Inc, First Lien Term Loan 3M SOFR + 2.50%, 10/18/2032	446,764	448,439

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Construction & Engineering - 1.65%
Amentum/Amazon Holdco 7/24 TLB 1L, First Lien Term Loan 1M SOFR + 2.00%, 09/29/2031	$1,157,030	$1,158,719
Azuria Water Solutions Inc TL B 1L USD, First Lien Term Loan 3M SOFR + 0.00%, 01/31/2033	4,273,603	4,241,551
Azuria Water Solutions Inc TL DD 1L USD, First Lien Term Loan 3M SOFR + 0.00%, 01/27/2033	569,814	565,540
Dycom Industries Inc, First Lien Term Loan 1M SOFR + 1.75%, 01/27/2033	678,632	682,168
Socotec US Holding Inc, First Lien Term Loan 3M SOFR + 0.00%, 06/02/2031	2,023,382	2,027,186
		8,675,164
Construction Materials - 0.82%
QUIKRETE HLDGS INC, First Lien Term Loan 1M SOFR + 2.25%, 02/10/2032	2,677,694	2,676,020
Tamko Building Products LLC, First Lien Term Loan 3M SOFR + 2.75%, 09/20/2030	1,620,727	1,616,676
		4,292,696
Consumer Finance - 0.74%
CPI Holdco B LLC, First Lien Term Loan 1M SOFR + 2.00%, 05/19/2031	3,896,291	3,875,485

Consumer Staples Distribution and Retail - 0.12%
Boots Group Finco LP, First Lien Term Loan 3M SOFR + 3.25%, 08/30/2032	645,070	648,160

Containers & Packaging - 3.33%
Berlin Packaging LLC, First Lien Term Loan 3M SOFR + 3.25%, 06/09/2031	2,258,463	2,182,556
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan 1M SOFR + 3.25%, 04/01/2032	4,957,096	4,642,940
Iris Holding, Inc., First Lien Term Loan 3M SOFR + 4.75%, 0.50% Floor, 06/28/2028	4,702,042	4,418,650
ProAmpac PG Borrower LLC TERM LOAN (02/26) 1LIEN, First Lien Term Loan 3M SOFR + 0.00%, 03/07/2033	1,344,896	1,302,196
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan 1M SOFR + 3.25%, 0.50% Floor, 03/03/2031	2,509,302	2,391,415
Trident TPI Holdings, Inc., First Lien Term Loan 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	2,753,039	2,614,093
		17,551,850
Distributors - 0.49%
S&S Holdings LLC, First Lien Initial Term Loan 3M SOFR + 5.00%, 0.50% Floor, 03/10/2028	1,897,669	1,800,414
S&S Holdings LLC, First Lien Term Loan 1M SOFR + 5.00%, 10/01/2031	843,480	797,088
		2,597,502
Diversified Consumer Services - 1.93%
Adtalem Global Education Inc TERM (02/26) 1LIEN, First Lien Term Loan 1M SOFR + 2.25%, 03/02/2033	991,651	994,750
Ascend Learning LLC, First Lien Term Loan 1M SOFR + 3.00%, 0.50% Floor, 12/11/2028	1,341,175	1,312,340
Fugue Finance LLC, First Lien Term Loan 3M SOFR + 2.25%, 01/09/2032	165,249	163,545
GBT US III LLC, First Lien Term Loan 3M SOFR + 2.00%, 07/28/2031	809,571	794,594
Inspired Education US Holdings Inc, First Lien Term Loan 3M SOFR + 2.75%, 02/28/2031	887,519	886,689
KUEHG Corp, First Lien Term Loan 3M SOFR + 3.25%, 06/12/2030	964,507	868,057
Metropolis Technologies, Inc., First Lien Term Loan 6M SOFR + 5.25%, 11/03/2032	3,247,826	3,217,378
St. George's University Scholastic Services LLC, First Lien Term Loan B Term Loan 1M SOFR + 2.75%, 0.50% Floor, 02/10/2029	1,939,849	1,906,512
		10,143,865
Diversified REITs - 0.45%
Iron Mountain Information Management LLC, First Lien Term Loan 1M SOFR + 2.00%, 01/31/2031	2,375,524	2,365,879

Diversified Telecommunication Services - 1.84%
Cable & Wireless 1/25 B7, First Lien Term Loan 3M SOFR + 3.25%, 02/02/2032	3,833,075	3,773,202
Radiate Holdco, LLC, First Lien Term Loan 1M SOFR + 5.00%, 09/25/2029	1,807,661	1,614,087
Sunrise Financing Partnership, First Lien Term Loan 6M SOFR + 2.50%, 02/17/2032	1,640,080	1,632,224

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Diversified Telecommunication Services - 1.84% (continued)
Ufinet/Zacapa 10/24 TL, First Lien Term Loan 3M SOFR + 3.75%, 03/22/2029	$2,671,810	$2,668,137
		9,687,650
Electric Utilities - 1.19%
Lightning Power 8/24 TLB, First Lien Term Loan 1M SOFR + 2.25%, 08/18/2031	4,372,395	4,387,086
NRG Energy 3/24 Cov-Lite, First Lien Term Loan 3M SOFR + 1.75%, 04/16/2031	1,878,444	1,884,455
		6,271,541
Electrical Equipment - 1.30%
Aggreko Holdings, Inc., First Lien Term Loan 3M SOFR + 3.00%, 0.50% Floor, 05/21/2031	319,746	320,446
Arcline FM Holdings LLC, First Lien Term Loan 3M SOFR + 2.75%, 06/24/2030	907,607	910,130
DG Investment Intermediate Holdings 2 Inc, First Lien Term Loan:
1M SOFR + 3.25%, 07/09/2032	3,038,986	3,040,886
1M SOFR + 5.50%, 07/29/2033(c)	1,093,387	1,071,519
Modena Buyer LLC, First Lien Term Loan 3M SOFR + 4.25%, 07/01/2031	1,643,305	1,480,569
		6,823,550
Electronic Equipment, Instruments & Components - 0.75%
New Money Tranche A, First Lien Term Loan 1M SOFR + 5.75%, 04/30/2029(c)	236,540	179,770
Newfold Digital Holdings Group Inc TL 1L, First Lien Term Loan:
1M SOFR + 3.50%, 04/30/2029	3,468,294	2,556,618
3M SOFR + 3.60%, 04/30/2029	713,123	235,330
Sanmina Corp, First Lien Term Loan 1M SOFR + 2.00%, 10/27/2032(c)	973,968	976,404
		3,948,122
Energy Equipment & Services - 0.72%
PG Polaris Bid Co Sarl, First Lien Term Loan 3M SOFR + 2.25%, 03/26/2031	3,804,599	3,810,382

Entertainment - 2.64%
Endeavor 1/25 Cov-Lite, First Lien Term Loan 1M SOFR + 2.75%, 03/24/2032	4,686,710	4,682,023
EP Purcasher, LLC, First Lien Term Loan 3M SOFR + 3.50%, 11/06/2028	1,874,028	1,190,345
EP Purchaser LLC, First Lien Term Loan 3M SOFR + 4.50%, 0.50% Floor, 11/06/2028	517,474	329,567
OAK-EAGLE ACQUIRECO INC TERM (10/25) 1LIEN USD, First Lien Term Loan 3M SOFR + 0.00%, 03/24/2033	5,697,787	5,669,298
Opry Entertainment/OEG, First Lien Term Loan 3M SOFR + 3.50%, 06/25/2031	1,074,072	1,079,893
UFC Holdings LLC, First Lien Term Loan 3M SOFR + 2.00%, 11/21/2031	934,561	935,145
		13,886,271
Financial Services - 1.16%
Chicago US Midco III LP, First Lien Term Loan 1M SOFR + 2.50%, 10/29/2032	32,506	32,242
Corpay Technologies Operating Co LLC, First Lien Term Loan 1M SOFR + 1.75%, 11/05/2032	1,611,517	1,611,017
Envestnet, Inc., First Lien Term Loan 3M SOFR + 3.00%, 11/25/2031	471,901	458,825
Mitchell International, Inc., First Lien Term Loan 3M SOFR + 0.00%, 0.50% Floor, 06/17/2031	299,460	286,561
Synechron Inc, First Lien Term Loan 3M SOFR + 3.75%, 10/03/2031	4,032,466	3,714,909
		6,103,554
Food Products - 1.45%
CH Guenther 11/21, First Lien Term Loan 1M SOFR + 3.00%, 12/08/2028	2,546,354	2,552,733
Froneri International Limited, First Lien Term Loan 6M SOFR + 2.25%, 09/30/2032	1,950,401	1,916,406
Froneri US, Inc.,, First Lien Term Loan 6M SOFR + 2.25%, 09/30/2031	959,909	942,361
Pegasus Bidco BV, First Lien Term Loan 3M SOFR + 2.75%, 07/12/2029	804,458	803,452
PFI Lower Midco LLC, First Lien Term Loan 1M SOFR + 4.00%, 12/01/2032	502,740	505,256

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Food Products - 1.45% (continued)
Snacking Investments Bidco Pty Ltd, First Lien Term Loan 3M SOFR + 3.00%, 10/29/2032	$936,641	$938,299
		7,658,507
Ground Transportation - 0.35%
Genesee & WY Inc, First Lien Term Loan 3M SOFR + 1.75%, 04/10/2031	1,870,655	1,863,837

Health Care Equipment & Supplies - 1.59%
Embecta Corp, TLB, First Lien Term Loan 1M SOFR + 3.00%, 03/30/2029	2,547,835	2,552,090
Hanger, Inc., First Lien Term Loan:
1M SOFR + 3.50%, 10/23/2031(b)	100,808	101,186
1M SOFR + 3.50%, 10/23/2031	1,322,045	1,327,002
Hologic Inc, First Lien Term Loan 3M SOFR + 3.00%, 01/14/2033	523,498	517,905
WS Audiology AS TERM LOAN (02/26) USD (02/33), First Lien Term Loan 3M SOFR + 3.25%, 02/28/2029	3,850,937	3,855,751
		8,353,934
Health Care Providers & Services - 6.89%
Agiliti Health, Inc., First Lien Term Loan 6M SOFR + 3.00%, 05/01/2030	1,515,150	1,476,642
CHG Healthcare Services Inc, First Lien Term Loan 3M SOFR + 2.75%, 09/29/2028	3,094,357	3,100,638
Ensemble RCM LLC, First Lien Term Loan 3M SOFR + 3.00%, 02/09/2033	3,333,319	3,301,370
Global Medical Response Inc, First Lien Term Loan 3M SOFR + 3.50%, 09/20/2032	4,681,366	4,672,588
Heartland Dental LLC TL B 1L USD, First Lien Term Loan 1M SOFR + 3.75%, 08/25/2032	2,399,097	2,397,322
Inception Holdco Sarl, First Lien Term Loan 3M SOFR + 3.25%, 04/09/2031	2,145,967	2,162,952
MED ParentCo LP, First Lien Term Loan 3M SOFR + 3.00%, 04/15/2031	2,197,781	2,199,529
Medical Solutions Holdings, Inc., First Lien Term Loan 3M SOFR + 0.00%, 11/01/2028(c)	3,529,347	2,541,129
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan 3M SOFR + 3.00%, 03/12/2028	3,539,039	3,043,574
Onex TSG Intermediate Corp (01/26) 1LIEN USD (08/32), First Lien Term Loan 3M SOFR + 3.25%, 08/06/2032	1,290,613	1,299,325
Outcomes Group Holdings, Inc, First Lien Term Loan 3M SOFR + 3.00%, 05/06/2031	1,981,921	1,984,716
Pediatric Associates Holding Co. LLC, First Lien Term Loan 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	1,958,360	1,878,938
Radiology Partners Inc, First Lien Term Loan 3M SOFR + 4.50%, 06/25/2032	2,085,705	2,058,518
Raven Acquisition Holdings LLC 10/24 Cov-Lite TLB, First Lien Term Loan 1M SOFR + 3.00%, 11/19/2031	1,737,021	1,706,154
Raven Acquisition Holdings LLC 10/24 Cov-Lite, First Lien Term Loan 3M SOFR + 3.25%, 11/19/2031(b)	116,532	114,461
U.S. Anesthesia Partners, Inc., First Lien Term Loan 1M SOFR + 4.00%, 0.50% Floor, 10/02/2028	1,487,499	1,490,028
US Fertility Enterprises LLC, First Lien Term Loan 3M SOFR + 3.50%, 12/30/2032	831,618	831,360
		36,259,244
Health Care Technology - 1.05%
Athena Health Group, Inc., First Lien Term Loan 1M SOFR + 3.25%, 02/15/2029	239,795	235,748
Cotiviti, Inc., First Lien Term Loan 1M SOFR + 2.75%, 03/26/2032	1,878,207	1,733,585
Gainwell Acquisition Corp., First Lien Term Loan 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	3,661,208	3,562,063
		5,531,396
Hotels, Restaurants & Leisure - 5.74%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan 1M SOFR + 1.75%, 09/20/2030	1,541,609	1,540,075
Bulldog Purchaser, Inc., First Lien Term Loan 3M SOFR + 3.25%, 0.50% Floor, 02/07/2033	2,060,671	2,059,898
Caesars Entertainment, Inc., First Lien Term Loan:
1M SOFR + 2.25%, 0.50% Floor, 02/06/2030	1,083,495	1,055,053
1M SOFR + 2.25%, 0.50% Floor, 02/06/2031	3,289,474	3,203,125
Entain Holdings Gibraltar Ltd, First Lien Term Loan 3M SOFR + 2.25%, 10/31/2029	3,742,007	3,745,225
Fertitta Entertainment, LLC, First Lien Term Loan 1M SOFR + 3.25%, 01/27/2029	3,825,595	3,758,647
Flutter Entertainment Public Limited, First Lien Term Loan 3M SOFR + 2.00%, 06/04/2032	567,478	562,513
Flutter Financing BV, First Lien Term Loan 3M SOFR + 1.75%, 0.50% Floor, 11/30/2030	1,605,327	1,591,682
Flynn Restaurant Group LP, First Lien Term Loan 1M SOFR + 3.75%, 01/28/2032	2,978,235	2,931,968

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Hotels, Restaurants & Leisure - 5.74% (continued)
Herschend Entertainment Co LLC, First Lien Term Loan 1M SOFR + 2.50%, 05/27/2032	$773,192	$775,125
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan 1M SOFR + 2.00%, 01/17/2031	4,077	4,072
MOTION FINCO LLC, First Lien Term Loan 3M SOFR + 3.50%, 11/12/2029	1,002,304	881,672
Turquoise Topco Limited, First Lien Term Loan 3M SOFR + 3.25%, 12/30/2032	3,371,493	3,274,579
Voyager Parent LLC, First Lien Term Loan 1M SOFR + 8.75%, 07/01/2032	4,886,946	4,859,970
		30,243,604
Household Durables - 1.49%
AC Products Holdings, Inc., First Lien Term Loan 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	5,653,084	4,541,914
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan 1M SOFR + 2.50%, 10/20/2028	2,467,700	2,406,008
Weber-Stephen Products LLC, First Lien Term Loan 3M SOFR + 3.75%, 10/01/2032	915,853	897,765
		7,845,687
Independent Power and Renewable Electricity Producers - 0.21%
Talen Energy Supply LLC, First Lien Term Loan 1M SOFR + 2.00%, 11/26/2032	1,094,072	1,096,222

Insurance - 3.96%
Alera Group Inc, Second Lien Term Loan 3M SOFR + 5.50%, 05/30/2033	952,636	922,866
Alera Group, Inc., First Lien Term Loan 1M SOFR + 2.75%, 0.50% Floor, 05/28/2032	2,270,678	2,207,065
Alliant Holdings Intermediate LLC, First Lien Term Loan 1M SOFR + 2.50%, 09/19/2031	831	825
Baldwin Insurance Group Holdings LLC, First Lien Term Loan 3M SOFR + 2.50%, 05/27/2031	2,823,458	2,782,292
Broad Street Partners Inc, First Lien Term Loan 1M SOFR + 2.50%, 06/13/2031	4,489,894	4,386,919
Hyperion Refinance Sarl, First Lien Term Loan:
1M SOFR + 2.75%, 04/18/2030	4,885,908	4,775,976
1M SOFR + 2.75%, 02/18/2031	518,951	503,914
Ryan Specialty LLC, First Lien Term Loan 1M SOFR + 2.00%, 09/15/2031	1,994,950	1,994,949
Trucordia Insurance Holdings LLC, First Lien Term Loan 1M SOFR + 3.25%, 06/17/2032(c)	2,754,928	2,548,309
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan 3M SOFR + 4.75%, 05/06/2032	756,284	751,557
		20,874,672
Interactive Media & Services - 1.47%
LI Group Holdings, Inc., First Lien 2021 Term Loan 1M SOFR + 3.50%, 0.75% Floor, 03/10/2028	1,504,272	1,508,973
MH Sub I LLC, First Lien Term Loan 1M SOFR + 4.25%, 05/03/2028	1,960,507	1,690,937
Trip.com/TripAdvisor 7/24, First Lien Term Loan 1M SOFR + 2.75%, 07/08/2031	4,759,300	4,529,259
		7,729,169
IT Services - 1.66%
ASURION LLC TLB 1L, First Lien Term Loan 3M SOFR + 3.75%, 02/23/2033	644,697	624,151
Asurion LLC, First Lien Term Loan 3M SOFR + 4.25%, 09/19/2030	119,690	118,492
Blackhawk Network Holdings Inc, First Lien Term Loan 1M SOFR + 3.50%, 03/12/2029	2,700,000	2,669,288
Chrysaor Bidco, SARL., First Lien Term Loan 3M SOFR + 3.25%, 10/30/2031	375,084	375,026
Team.blue Finco SARL, First Lien Term Loan 3M SOFR + 3.25%, 07/12/2032	239,795	229,454
Trio Bidco Inc, First Lien Term Loan 3M SOFR + 4.00%, 10/29/2032	1,808,895	1,757,649
Virtusa Corp., First Lien Term Loan 1M SOFR + 3.25%, 0.75% Floor, 02/15/2029	3,269,298	2,960,758
		8,734,818
Life Sciences Tools & Services - 0.54%
Loire Finco Luxembourg Sarl TLB, First Lien Term Loan 1M SOFR + 4.00%, 01/31/2030	2,861,265	2,863,654

Machinery - 4.08%
AI Aqua Merger Sub, Inc., First Lien Term Loan 1M SOFR + 2.75%, 0.50% Floor, 07/31/2028	1,793,689	1,791,725
Allison Transmission Inc, First Lien Term Loan 1M SOFR + 1.75%, 01/02/2033	607,973	610,861

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Machinery - 4.08% (continued)
ASP Blade Holdings, Inc, Second Lien Term Loan 3M SOFR + 4.00%, 10/15/2029	$1,554,155	$1,104,095
Cube Industrials Buyer Inc, First Lien Term Loan 3M SOFR + 3.00%, 10/20/2031	905,780	907,289
Engineered Machinery Holdings Inc, First Lien Term Loan 3M SOFR + 3.25%, 11/26/2032	2,404,548	2,417,773
LSF12 Helix Parent LLC, First Lien Term Loan 1M SOFR + 3.50%, 02/10/2033	953,060	941,623
Madison IAQ LLC, First Lien Term Loan 6M SOFR + 2.75%, 0.50% Floor, 11/08/2032	2,960,166	2,969,994
Merlin Buyer Inc TERM (03/26) 1LIEN USD (03/33), First Lien Term Loan 3M SOFR + 0.00%, 03/26/2033	2,574,000	2,580,435
Pro Mach Group Inc, First Lien Term Loan 3M SOFR + 2.75%, 10/18/2032	3,029,677	3,027,935
Project Castle, Inc., First Lien Term Loan 3M SOFR + 5.50%, 06/01/2029	4,308,725	2,346,445
TK Elevator Midco Gmbh, First Lien Term Loan 6M SOFR + 2.75%, 04/30/2030	1,982,648	1,989,121
Victory Buyer LLC TERM (02/26) 1LIEN USD (02/33), First Lien Term Loan 3M SOFR + 3.00%, 02/09/2033	776,579	778,443
		21,465,739
Media - 0.50%
American Greetings Corp., First Lien Term Loan 1M SOFR + 5.75%, 10/23/2029	2,632,305	2,630,660

Metals & Mining - 0.25%
Arsenal AIC Parent LLC, First Lien Term Loan 1M SOFR + 2.75%, 08/19/2030	580,705	582,883
Tega MC Australia Holdings Pty Ltd TLB 1L, First Lien Term Loan 3M SOFR + 0.00%, 03/25/2033	728,345	724,703
		1,307,586
Mortgage Real Estate Investment Trusts (REITs) - 1.19%
Apollo Commercial Real Estate Finance Inc, First Lien Term Loan 1M SOFR + 3.25%, 06/13/2030	972,472	975,516
KREF Holdings X LLC, First Lien Term Loan 1M SOFR + 2.50%, 03/05/2032	3,109,562	3,091,106
Starwood Property Mortgage LLC, First Lien Term Loan:
1M SOFR + 2.00%, 01/02/2030(c)	1,133,528	1,134,945
1M SOFR + 2.25%, 09/24/2032	1,036,860	1,039,883
		6,241,450
Oil, Gas & Consumable Fuels - 3.54%
AL GCX Holdings LLC, First Lien Term Loan 1M SOFR + 2.25%, 12/20/2032	2,500,000	2,505,075
Blackfin Pipeline LLC, First Lien Term Loan 1M SOFR + 3.00%, 09/29/2032	3,221,918	3,243,569
Colossus AcquireCo LLC, First Lien Term Loan 3M SOFR + 1.75%, 07/30/2032	4,764,504	4,754,451
Freeport LNG Investments LLLP, First Lien Term Loan 3M SOFR + 3.25%, 01/31/2033	5,137,839	5,146,419
Liquid Tech Solutions Holdings LLC, First Lien Term Loan 1M SOFR + 3.50%, 10/12/2032	2,076,974	2,078,283
White Water Matterhorn Holdings LLC, First Lien Term Loan 3M SOFR + 1.75%, 06/16/2032	935,995	932,873
		18,660,670
Passenger Airlines - 1.67%
AAdvantage Loyalty IP, Ltd., First Lien Term Loan 3M SOFR + 2.75%, 05/28/2032	1,074,080	1,066,159
Advantage Loyalty IP, Ltd., First Lien Term Loan 3M SOFR + 2.25%, 04/20/2028	243,966	242,136
Air Canada, First Lien Term Loan 3M SOFR + 1.75%, 03/21/2031	327,884	325,835
American Airlines, Inc., First Lien Term Loan 3M SOFR + 2.25%, 02/15/2028	2,667,957	2,607,927
Onesky Flight LLC, First Lien Term Loan 1M SOFR + 2.75%, 02/17/2033	556,071	555,376
Vista Management Holding Inc., First Lien Term Loan 3M SOFR + 3.75%, 04/01/2031	3,700,879	3,669,089
WestJet Loyalty LP, First Lien Term Loan 3M SOFR + 3.25%, 02/14/2031	354,922	345,733
		8,812,255
Pharmaceuticals - 1.70%
Bio Marin Pharmaceutical Inc, First Lien Term Loan 3M SOFR + 0.00%, 01/29/2033	1,996,717	1,994,231
Dechra Pharmaceuticals LLC TERM (01/26) 1LIEN USD, First Lien Term Loan 6M SOFR + 2.75%, 01/27/2032	893,250	893,808
Opal US LLC, First Lien Term Loan 3M SOFR + 3.00%, 04/23/2032	4,127,814	4,130,394

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Pharmaceuticals - 1.70% (continued)
Padagis LLC, First Lien Initial Term Loan 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028(c)	$2,078,664	$1,917,568
		8,936,001
Professional Services - 9.90%
Acuren Delaware Holdco, Inc., First Lien Term Loan 1M SOFR + 2.75%, 07/31/2031	474,948	475,114
AG Group Holdings, Inc., First Lien Term Loan 1M SOFR + 4.25%, 12/29/2028	3,852,648	3,498,166
Ankura Consulting Group LLC, First Lien Term Loan 3M SOFR + 3.50%, 0.75% Floor, 12/26/2031	2,830,325	2,710,036
Berkeley Resh Group LLC, First Lien Term Loan 3M SOFR + 3.25%, 04/30/2032	3,504,296	3,416,689
Camelot US Acquisition LLC, First Lien Term Loan 6M CME TERM SOFR + 3.00%, 01/31/2031	2,500,000	2,172,400
Cast & Crew LLC, First Lien Term Loan 3M SOFR + 3.75%, 0.50% Floor, 12/29/2028	4,728,254	1,899,576
CoreLogic, Inc., First Lien Initial Term Loan 1M SOFR + 3.50%, 0.50% Floor, 06/02/2028	1,832,367	1,756,791
DTI Holdco Inc, First Lien Term Loan 1M SOFR + 4.00%, 04/26/2029	1,459,507	1,263,693
Eisner Advisory Group LLC, First Lien Term Loan 1M SOFR + 4.00%, 02/28/2031	1,448,200	1,383,031
Element Materials Technology Group Holdings, First Lien Term Loan 3M SOFR + 3.50%, 07/06/2029	2,968,225	2,981,226
First Advantage Holdings LL, First Lien Term Loan 3M SOFR + 2.75%, 10/31/2031	2,611,179	2,548,080
Grant Thornton Advisors LLC, First Lien Term Loan 3M SOFR + 2.75%, 06/02/2031	3,025,097	2,831,612
Heron Bidco LLC, First Lien Term Loan 3M SOFR + 4.00%, 12/10/2032	1,093,387	1,090,653
Hire Right Holdings Corp., First Lien Term Loan 1M SOFR + 3.25%, 09/27/2030	1,028,847	888,152
Inmar Inc, First Lien Term Loan 3M SOFR + 4.50%, 10/30/2031	293,126	282,318
Isolved, Inc., First Lien Term Loan 1M SOFR + 2.75%, 10/14/2030	1,323,294	1,264,162
Lereta, LLC, First Lien Term Loan 3M SOFR + 5.25%, 07/30/2028	1,378,173	1,274,424
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan 3M SOFR + 3.25%, 06/27/2031	2,656,592	2,606,781
Neptune Bidco US Inc, First Lien Term Loan 3M SOFR + 5.00%, 02/03/2033	1,571,304	1,502,166
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan 3M SOFR + 3.50%, 10/02/2031	4,125,410	3,341,582
Pre Paid Legal Services, Inc., First Lien Term Loan 3M SOFR + 3.25%, 12/15/2028	850,539	740,577
Ryan LLC, First Lien Term Loan 1M SOFR + 3.50%, 11/08/2032	1,760,000	1,709,400
Secretariat Advisors LLC, First Lien Term Loan 3M SOFR + 4.00%, 02/27/2032	595,586	586,652
Thevelia US LLC, First Lien Term Loan 3M SOFR + 3.00%, 0.50% Floor, 06/18/2029	3,712,025	3,651,705
TTF Holdings LLC, First Lien Term Loan 6M SOFR + 3.75%, 07/18/2031	3,532,868	2,649,651
Vaco Holdings, LLC, First Lien Term Loan 3M SOFR + 5.00%, 01/22/2029	4,510,829	2,958,833
VT Topco, Inc. 12/24 1L, First Lien Term Loan 1M SOFR + 3.00%, 08/09/2030	683,184	664,739
		52,148,209
Real Estate Management & Development - 0.12%
Cushman & Wakefield US Borrower LLC, First Lien Term Loan 1M SOFR + 2.75%, 01/31/2030(c)	623,775	626,894

Semiconductors & Semiconductor Equipment - 0.81%
Altar Bidco, Inc., First Lien Term Loan 3M SOFR + 3.10%, 0.50% Floor, 02/01/2029	4,290,691	4,271,920

Software - 19.06%
Avalara, Inc., First Lien Term Loan 3M SOFR + 2.75%, 03/29/2032	3,580,876	3,504,782
BEP Intermediate Holdco, First Lien Term Loan 1M SOFR + 2.75%, 04/28/2031(c)	1,153,010	1,153,010
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan 3M SOFR + 5.75%, 07/02/2032	3,512,587	2,959,372
Boxer Parent Co., Inc., First Lien Term Loan 3M SOFR + 3.00%, 07/30/2031	3,397,863	3,159,656
Capstone Borrower, Inc., First Lien Term Loan 3M SOFR + 2.75%, 06/17/2030	166,762	158,966
Central Parent LLC, First Lien Term Loan 3M SOFR + 3.25%, 07/06/2029	4,644,724	3,327,201
Cloud Software Group Inc, First Lien Term Loan:
3M SOFR + 3.25%, 03/21/2031	1,722,615	1,583,083
3M SOFR + 3.25%, 08/16/2032	1,370,334	1,257,768
Cloudera, Inc. TL 1L, First Lien Term Loan 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	4,541,894	4,067,833
Clover 10/24 TLB 1L, First Lien Term Loan 1M SOFR + 4.00%, 12/09/2031	1,219,947	1,171,149
Conga Corp., First Lien Term Loan 3M SOFR + 3.50%, 0.75% Floor, 05/06/2028	882,058	757,838

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Software - 19.06% (continued)
Cornerstone Building Brands, Inc., First Lien Tranche B Term Loan 3M SOFR + 3.25%, 0.50% Floor, 04/12/2028	$249,200	$142,489
Cornerstone On Demand, Inc., First Lien Initial Term Loan 3M SOFR + 3.75%, 0.50% Floor, 10/16/2028	5,343,648	3,922,585
Dayforce Bidco LLC, First Lien Term Loan 3M SOFR + 3.00%, 02/04/2033	4,521,914	4,289,533
Delta Topco, Inc., First Lien Term Loan 3M SOFR + 2.75%, 11/30/2029	2,597,830	2,518,882
Delta Topco, Inc., Second Lien Term Loan 3M SOFR + 5.25%, 12/24/2030	3,170,438	2,800,543
Disco Parent Inc, First Lien Term Loan 3M SOFR + 3.00%, 08/06/2032	454,822	447,431
Evercommerce Solutions, Inc., First Lien B Term Loan 3M US L + 3.25%, 0.50% Floor, 07/07/2031	478,967	467,390
Finastra USA Inc, First Lien Term Loan 3M SOFR + 4.00%, 09/15/2032	4,218,673	3,971,712
Genesys Cloud Services, Inc., First Lien Term Loan 1M SOFR + 2.50%, 01/30/2032	4,620,296	4,429,709
Idera INC, First Lien Term Loan 3M SOFR + 3.50%, 03/02/2028	4,290,464	3,420,572
ION Platform Finance US Inc, First Lien Term Loan 3M SOFR + 3.75%, 09/30/2032	4,465,841	3,613,602
Ivanti Security Holdings LLC, First Lien Term Loan 3M SOFR + 5.75%, 2.00% Floor, 06/01/2029	399,093	399,592
Ivanti Software, Inc., First Lien Term Loan:
3M SOFR + 0.00%, 06/01/2029	1,587,358	559,544
3M SOFR + 4.75%, 06/01/2029	792,401	537,782
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan 3M SOFR + 6.75%, 07/27/2028	2,695,739	1,936,066
McAfee Corp., First Lien Term Loan 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	4,296,150	3,850,425
Mitnick Corporate Purchaser Inc., First Lien Term Loan 3M SOFR + 4.75%, 05/02/2029	7,348,493	3,398,678
Perforce Software, Inc., First Lien Term Loan 1M SOFR + 4.75%, 06/29/2029	5,295,832	3,582,154
Project Alpha (Qlik), First Lien Term Loan 3M SOFR + 3.25%, 10/26/2030	3,184,053	2,427,124
Project Alpha (Qlik), Second Lien Term Loan 3M SOFR + 5.00%, 05/09/2033	812,463	498,446
Project Leopard Holdings, Inc., First Lien Term Loan 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	4,128,226	2,596,654
Proofpoint Inc, First Lien Term Loan 3M SOFR + 3.00%, 08/31/2028	3,766,888	3,652,318
Pushpay USA INC, First Lien Term Loan 3M SOFR + 3.75%, 08/18/2031	2,478,849	2,429,272
Rithum Holdings Inc, First Lien Term Loan 3M SOFR + 4.75%, 07/21/2031	1,882,938	1,795,852
Rocket Software, Inc., First Lien Term Loan 1M SOFR + 3.75%, 0.50% Floor, 11/28/2028	2,869,127	2,758,551
Sci Quest 10/24 2nd Lien, Second Lien Term Loan 3M SOFR + 5.00%, 12/06/2032	2,520,000	2,318,400
Sophos Intermediate II, Ltd., First Lien Term Loan 1M SOFR + 3.50%, 03/05/2027	2,976,372	2,841,974
Starlight Parent, LLC, First Lien Term Loan 3M SOFR + 4.00%, 04/16/2032	2,970,697	2,532,520
Tuple US Bidco LLC, First Lien Term Loan 3M SOFR + 3.75%, 01/24/2033	803,024	780,941
UKG, Inc., First Lien Term Loan 3M SOFR + 2.50%, 02/10/2031	121,150	115,933
Vision Solutions, Inc., First Lien Term Loan 3M SOFR + 4.00%, 0.75% Floor, 04/24/2028	4,841,076	3,763,937
VS Buyer LLC, First Lien Term Loan 3M SOFR + 2.25%, 04/12/2031	119,742	117,247
XPLOR T1 LLC., First Lien Term Loan 3M SOFR + 3.50%, 12/01/2032	2,778,812	2,591,243
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan 1M SOFR + 3.50%, 02/14/2032	1,880,550	1,741,859
		100,351,618
Specialty Retail - 2.78%
APRO LLC, First Lien Term Loan 1M SOFR + 3.75%, 07/09/2031	1,111,699	1,116,563
EG America LLC, First Lien Term Loan 1M SOFR + 3.25%, 02/10/2031	1,833,698	1,837,365
Great Outdoors Group LLC, First Lien Term Loan 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	3,429,884	3,428,598
Harbor Freight Tools USA, Inc., First Lien Term Loan 1M SOFR + 2.25%, 06/11/2031	970,762	962,136
MICHAELS COS INC/THE TERM (02/26) 1LIEN USD, First Lien Term Loan 3M SOFR + 5.00%, 02/22/2033	1,224,776	1,191,168
Spencer Spirit IH LLC, First Lien Term Loan 1M SOFR + 4.00%, 07/15/2031	1,758,653	1,764,518
STAPLES, INC. CLOSING DATE TERM LOAN (06/24), First Lien Term Loan 3M SOFR + 5.75%, 09/04/2029	1,250,338	1,139,565
StubHub Holdco Sub LLC, First Lien Term Loan 1M SOFR + 4.75%, 03/15/2030	3,225,610	3,184,290
		14,624,203
Textiles, Apparel & Luxury Goods - 0.71%
Beach Acquisition Bidco LLC, First Lien Term Loan 3M SOFR + 3.25%, 09/13/2032	783,139	786,075
Imagine Learning LLC, First Lien Term Loan 1M SOFR + 3.50%, 12/21/2029	3,185,000	2,962,066
		3,748,141

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 120.51% (continued)
Thrifts & Mortgage Finance - 3.09%
ACCESS CIG LLC, First Lien Term Loan 3M SOFR + 4.00%, 08/19/2030	$3,853,556	$3,503,518
Ahead 7/24 TLB3 1L, First Lien Term Loan 3M SOFR + 2.50%, 02/01/2031	1,982,261	1,955,937
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan 1M SOFR + 7.00%, 02/19/2029	5,863,456	4,529,520
Fortress Intermediate 3 Inc, First Lien Term Loan 1M SOFR + 3.00%, 06/27/2031	3,350,754	3,329,811
Go Daddy Oper Co LLC, First Lien Term Loan 1M SOFR + 1.75%, 05/30/2031	1,726,200	1,697,226
Osttra Group LTD, First Lien Term Loan 3M SOFR + 5.50%, 10/07/2033(c)	479,260	454,099
Skopima Consilio Parent, LLC, First Lien Term Loan 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	857,602	675,091
Thought Works, Inc., First Lien Incremental Term Loan 1M SOFR + 2.75%, 0.50% Floor, 03/24/2028	138,674	120,647
		16,265,849
Trading Companies & Distributors - 1.60%
BCPE Empire Holdings Inc, First Lien Term Loan 1M SOFR + 0.00%, 03/02/2033	2,518,597	2,483,979
Kodiak Building Partners, First Lien Term Loan 3M SOFR + 3.75%, 12/04/2031	3,288,276	3,292,649
QXO Building Products Inc, First Lien Term Loan 1M SOFR + 2.00%, 04/30/2032	668,820	668,362
White Cap Buyer LLC, First Lien Term Loan 1M SOFR + 3.25%, 10/19/2029	2,032,895	1,959,975
		8,404,965
TOTAL FLOATING RATE LOAN INTERESTS
(Cost $674,958,125)		634,589,850

CORPORATE BONDS - 39.89%
Aerospace & Defense - 0.74%
Bombardier, Inc. 7.450%, 05/01/2034(d)	134,000	145,077
BWX Technologies, Inc. 4.125%, 04/15/2029(d)	340,000	327,112
TransDigm, Inc.:
6.375%, 03/01/2029(d)	2,863,000	2,920,011
6.625%, 03/01/2032(d)	470,000	479,927
		3,872,127
Air Freight & Logistics - 0.49%
JetBlue Airways Corp. / JetBlue Loyalty LP 9.875%, 09/20/2031(d)	2,705,000	2,560,062

Auto Parts&Equipment - 0.08%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl:
6.125%, 04/15/2031(d)	187,000	184,815
6.375%, 04/15/2034(d)	221,000	215,065
		399,880
Automobile Components - 1.04%
Cooper-Standard Automotive, Inc. 9.250%, 03/01/2031(d)	801,000	753,340
Forvia SE 8.000%, 06/15/2030(d)	716,000	740,175
Goodyear Tire & Rubber Co.:
5.000%, 07/15/2029	130,000	123,103
6.625%, 07/15/2030	74,000	72,424
5.250%, 07/15/2031	218,000	195,233
Patrick Industries, Inc. 4.750%, 05/01/2029(d)	1,243,000	1,210,032
Phinia, Inc. 6.750%, 04/15/2029(d)	1,870,000	1,906,097
Tenneco, Inc. 8.000%, 11/17/2028(d)	480,000	478,586
		5,478,990

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Automobiles - 0.46%
Nissan Motor Co., Ltd.:
4.810%, 09/17/2030(d)	$1,490,000	$1,354,316
8.125%, 07/17/2035(d)	250,000	257,435
ZF North America Capital, Inc.:
7.500%, 03/24/2031(d)	150,000	147,464
6.875%, 04/23/2032(d)	680,000	646,703
		2,405,918
Biotechnology - 0.14%
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(d)	879,000	742,637

Broadline Retail - 0.19%
Kohl's Corp. 5.550%, 07/17/2045	310,000	176,555
Nordstrom, Inc.:
4.375%, 04/01/2030	90,000	84,080
4.250%, 08/01/2031	250,000	225,222
5.000%, 01/15/2044	222,000	148,407
Rakuten Group, Inc. 9.750%, 04/15/2029(d)	354,000	377,608
		1,011,872
Building Products - 0.06%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 04/01/2032(d)	320,000	306,681

Cable & Satellite Television - 0.10%
Virgin Media Secured Finance PLC 4.500%, 08/15/2030(d)	586,000	520,150

Capital Markets - 0.63%
Aretec Group, Inc. 10.000%, 08/15/2030(d)	278,000	295,629
Focus Financial Partners LLC 6.750%, 09/15/2031(d)	360,000	357,875
Jane Street Group / JSG Finance, Inc.:
7.125%, 04/30/2031(d)	310,000	318,855
6.125%, 11/01/2032(d)	160,000	158,361
6.750%, 05/01/2033(d)	540,000	548,250
Jefferies Finance LLC / JFIN Co.-Issuer Corp. 6.625%, 10/15/2031(d)	422,000	402,729
Osaic Holdings, Inc. 6.750%, 08/01/2032(d)	451,000	451,390
Stonex Escrow Issuer LLC 6.875%, 07/15/2032(d)	756,000	764,563
		3,297,652
Chemicals - 1.55%
Celanese US Holdings LLC:
7.000%, 02/15/2031	420,000	431,575
7.375%, 02/15/2034	927,000	950,536
Cerdia Finanz GmbH 9.375%, 10/03/2031(d)	350,000	348,435
Chemours Co.:
4.630%, 11/15/2029(d)	1,064,000	998,729
8.000%, 01/15/2033(d)	1,460,000	1,469,068
7.875%, 03/15/2034(d)	1,287,000	1,287,900
CVR Partners LP / CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(d)	854,000	851,594
FMC Corp. 6.375%, 05/18/2053	40,000	30,188

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Chemicals - 1.55% (continued)
Huntsman International LLC:
4.500%, 05/01/2029	$140,000	$131,055
2.950%, 06/15/2031	90,000	74,760
5.700%, 10/15/2034	204,000	187,861
Methanex US Operations, Inc. 6.250%, 03/15/2032(d)	170,000	174,016
Nufarm Australia, Ltd. / Nufarm Americas, Inc. 5.000%, 01/27/2030(d)	151,000	135,721
Olin Corp. 6.625%, 04/01/2033(d)	1,015,000	994,168
Qnity Electronics, Inc. 5.750%, 08/15/2032(d)	113,000	113,276
		8,178,882
Commercial Services & Supplies - 1.10%
ACCO Brands Corp. 4.250%, 03/15/2029(d)	1,029,000	919,498
Cimpress PLC 7.375%, 09/15/2032(d)	1,100,000	1,091,768
Deluxe Corp.:
8.000%, 06/01/2029(d)	1,292,000	1,301,373
8.125%, 09/15/2029(d)	673,000	699,472
Pitney Bowes, Inc. 7.250%, 03/15/2029(d)	1,411,000	1,412,833
RR Donnelley & Sons Co. 9.500%, 08/01/2029(d)	340,000	344,425
		5,769,369
Communications Equipment - 0.16%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875%, 02/03/2030(d)	230,000	233,385
Viavi Solutions, Inc. 3.750%, 10/01/2029(d)	660,000	619,820
		853,205
Construction Materials - 0.15%
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031(d)	500,000	515,988
Star Holding LLC 8.750%, 08/01/2031(d)	260,000	264,104
		780,092
Consumer Finance - 2.93%
Ally Financial, Inc. 6.700%, 02/14/2033	1,540,000	1,551,912
Azorra Finance, Ltd. 6.250%, 02/15/2034(d)	450,000	418,766
Bread Financial Holdings, Inc. 6.750%, 05/15/2031(d)	293,000	291,095
Credit Acceptance Corp. 6.625%, 03/15/2030(d)	1,704,000	1,667,407
Enova International, Inc. 9.125%, 08/01/2029(d)	1,960,000	2,006,538
FirstCash, Inc.:
4.630%, 09/01/2028(d)	341,000	335,258
6.875%, 03/01/2032(d)	2,762,000	2,818,533
Navient Corp.:
9.380%, 07/25/2030	1,089,000	1,062,563
7.875%, 06/15/2032	208,000	185,702
5.625%, 08/01/2033	220,000	171,751
OneMain Finance Corp.:
6.500%, 03/15/2033	160,000	153,094
6.750%, 09/15/2033	1,628,000	1,563,047
PRA Group, Inc. 8.880%, 01/31/2030(d)	789,000	797,180
PROG Holdings, Inc. 6.000%, 11/15/2029(d)	1,270,000	1,207,529
Synchrony Financial 7.250%, 02/02/2033	1,167,000	1,192,791
		15,423,166

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Consumer Staples Distribution & Retail - 0.62%
US Foods, Inc. 4.750%, 02/15/2029(d)	$3,292,000	$3,250,617

Containers & Packaging - 0.81%
Cascades, Inc./Cascades USA, Inc. 6.750%, 07/15/2030(d)	1,341,000	1,353,860
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(d)	710,000	697,844
OI European Group BV 4.750%, 02/15/2030(d)	1,393,000	1,300,905
Owens-Brockway Glass Container, Inc. 7.375%, 06/01/2032(d)	273,000	258,730
TriMas Corp. 4.125%, 04/15/2029(d)	705,000	671,395
		4,282,734
Diversified Consumer Services - 0.13%
Carriage Services, Inc. 4.250%, 05/15/2029(d)	650,000	618,052
Service Corp. International 4.000%, 05/15/2031	100,000	93,283
		711,335
Diversified Finan Serv - 0.06%
CrossCountry Intermediate HoldCo LLC 6.500%, 10/01/2030(d)	310,000	295,860

Diversified REITs - 0.31%
RHP Hotel Properties LP / RHP Finance Corp. 4.500%, 02/15/2029(d)	227,000	220,181
Service Properties Trust:
4.950%, 10/01/2029	73,000	66,195
8.875%, 06/15/2032	1,370,000	1,359,250
		1,645,626
Diversified Telecommunication Services - 1.18%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.000%, 02/15/2031(d)	1,085,000	1,108,457
Iliad Holding SAS 7.000%, 04/15/2032(d)	120,000	120,294
Viasat, Inc.:
6.500%, 07/15/2028(d)	1,758,000	1,738,669
7.500%, 05/30/2031(d)	1,780,000	1,761,235
Vmed O2 UK Financing I PLC:
7.750%, 04/15/2032(d)	450,000	431,908
6.750%, 01/15/2033(d)	420,000	375,812
VZ Secured Financing BV 7.500%, 01/15/2033(d)	703,000	663,280
		6,199,655
Electric Utilities - 0.02%
Leeward Renewable Energy Operations LLC 4.250%, 07/01/2029(d)	89,000	83,617

Electrical Equipment - 0.06%
Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.000%, 05/21/2030(d)	322,000	329,334

Electronic Equipment, Instruments & Components - 0.05%
VM Consolidated, Inc. 5.500%, 04/15/2029(d)	270,000	261,413

Energy Equipment & Services - 1.87%
Kodiak Gas Services LLC:
5.875%, 04/01/2031(d)	303,000	304,688
6.750%, 10/01/2035(d)	120,000	121,999

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Energy Equipment & Services - 1.87% (continued)
Nabors Industries, Inc.:
8.875%, 08/15/2031(d)	$1,888,000	$1,968,074
7.625%, 11/15/2032(d)	490,000	501,901
Precision Drilling Corp. 6.875%, 01/15/2029(d)	535,000	539,273
Tidewater, Inc. 9.125%, 07/15/2030(d)	1,376,000	1,467,066
Transocean International, Ltd.:
8.250%, 05/15/2029(d)	1,508,000	1,559,090
7.500%, 04/15/2031	790,000	808,006
8.500%, 05/15/2031(d)	160,000	167,906
USA Compression Partners LP / USA Compression Finance Corp. 7.125%, 03/15/2029(d)	2,019,000	2,066,984
Viridien 10.000%, 10/15/2030(d)	300,000	319,492
		9,824,479
Entertainment - 0.39%
Discovery Global Holdings, Inc. 4.279%, 03/15/2032	2,021,000	1,791,111
OAK-Eagle Acquireco, Inc. 7.250%, 07/01/2033(d)	243,000	251,929
		2,043,040
Financial Services - 1.28%
Burford Capital Global Finance LLC 8.500%, 01/15/2034(d)	250,000	215,000
CrossCountry Intermediate Holdco LLC 6.750%, 12/01/2032(d)	110,000	103,613
Encore Capital Group, Inc.:
8.500%, 05/15/2030(d)	347,000	367,108
6.625%, 04/15/2031(d)	2,376,000	2,366,306
Freedom Mortgage Corp. 12.250%, 10/01/2030(d)	90,000	97,174
Freedom Mortgage Holdings LLC:
8.375%, 04/01/2032(d)	70,000	68,931
7.875%, 04/01/2033(d)	700,000	657,022
Jefferson Capital Holdings LLC 8.250%, 05/15/2030(d)	320,000	333,838
Mattamy Group Corp. 6.000%, 12/15/2033(d)	370,000	347,885
PennyMac Financial Services, Inc.:
7.125%, 11/15/2030(d)	470,000	470,872
6.750%, 02/15/2034(d)	680,000	637,074
Rfna LP 7.875%, 02/15/2030(d)	70,000	66,958
SV RNO Property Owner 1 LLC 5.875%, 03/01/2031(d)	463,000	457,948
TrueNoord Capital DAC 8.750%, 03/01/2030(d)	250,000	255,449
Velocity Commercial Capital LLC 9.375%, 02/15/2031(d)	302,000	302,158
		6,747,336
Food Products - 0.67%
B&G Foods, Inc. 8.000%, 09/15/2028(d)	2,739,000	2,700,534
Post Holdings, Inc.:
4.500%, 09/15/2031(d)	780,000	726,146
6.500%, 03/15/2036(d)	120,000	117,639
		3,544,319
Gas Utilities - 0.60%
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.000%, 06/01/2031(d)	841,000	792,149
6.500%, 12/15/2035(d)	1,168,000	1,136,453

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Gas Utilities - 0.60% (continued)
Superior Plus LP / Superior General Partner, Inc. 4.500%, 03/15/2029(d)	$1,273,000	$1,217,822
		3,146,424
Ground Transportation - 0.31%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
8.250%, 01/15/2030(d)	805,000	810,410
8.375%, 06/15/2032(d)	355,000	353,369
RXO, Inc. 6.375%, 05/15/2031(d)	262,000	252,046
Stena International SA 7.250%, 01/15/2031(d)	200,000	202,246
		1,618,071
Health Care Equipment & Supplies - 0.18%
Hologic Inc Holx 4 5/8 02/01/28 4.625%, 02/01/2028(d)	940,000	939,177

Health Care Providers & Services - 0.89%
AdaptHealth LLC:
4.625%, 08/01/2029(d)	2,158,000	2,057,833
5.125%, 03/01/2030(d)	767,000	735,382
CHS/Community Health Systems, Inc.:
6.875%, 04/15/2029(d)	410,000	394,694
6.125%, 04/01/2030(d)	1,050,000	914,103
DaVita, Inc.:
3.750%, 02/15/2031(d)	40,000	36,701
6.875%, 09/01/2032(d)	70,000	71,771
Prime Healthcare Services, Inc. 9.375%, 09/01/2029(d)	420,000	435,832
Select Medical Corp. 6.250%, 12/01/2032(d)	70,000	66,782
		4,713,098
Health Care REITs - 1.08%
Diversified Healthcare Trust:
4.750%, 02/15/2028	1,570,000	1,510,369
4.375%, 03/01/2031	1,310,000	1,165,539
MPT Operating Partnership LP / MPT Finance Corp.:
5.000%, 10/15/2027	50,000	46,585
4.625%, 08/01/2029	3,723,000	2,899,286
3.500%, 03/15/2031	140,000	91,630
		5,713,409
Hotels, Restaurants & Leisure - 0.95%
1011778 BC ULC / New Red Finance, Inc.:
4.380%, 01/15/2028(d)	183,000	180,562
5.625%, 09/15/2029(d)	600,000	602,057
Churchill Downs, Inc. 4.750%, 01/15/2028(d)	215,000	212,220
Great Canadian Gaming Corp./Raptor LLC 8.750%, 11/15/2029(d)	280,000	273,343
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(d)	713,000	682,862
4.000%, 05/01/2031(d)	240,000	225,439
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc. 5.000%, 06/01/2029(d)	1,725,000	1,638,939
Marriott Ownership Resorts, Inc. 6.500%, 10/01/2033(d)	220,000	209,389
Voyager Parent LLC 9.250%, 07/01/2032(d)	461,000	478,905

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Hotels, Restaurants & Leisure - 0.95% (continued)
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(d)	$537,000	$524,888
		5,028,604
Household Durables - 1.58%
Beazer Homes USA, Inc.:
7.250%, 10/15/2029	740,000	740,000
7.500%, 03/15/2031(d)	1,222,000	1,201,949
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC:
5.000%, 06/15/2029(d)	240,000	227,937
4.875%, 02/15/2030(d)	190,000	174,682
Century Communities, Inc. 3.880%, 08/15/2029(d)	1,514,000	1,422,143
LGI Homes, Inc. 7.000%, 11/15/2032(d)	1,159,000	1,076,436
M/I Homes, Inc.:
4.950%, 02/01/2028	662,000	653,965
3.950%, 02/15/2030	465,000	436,489
Somnigroup International, Inc. 4.000%, 04/15/2029(d)	705,000	678,462
Taylor Morrison Communities, Inc. 5.750%, 01/15/2028(d)	1,122,000	1,125,745
Weekley Homes LLC / Weekley Finance Corp. 6.750%, 01/15/2034(d)	330,000	316,469
Whirlpool Corp. 6.125%, 06/15/2030	281,000	274,589
		8,328,866
Household Products - 0.12%
Central Garden & Pet Co.:
4.120%, 10/15/2030	630,000	593,113
4.125%, 04/30/2031(d)	40,000	37,305
		630,418
Independent Power and Renewable Electricity Producers - 0.05%
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 6.375%, 02/15/2032(d)	290,000	283,526

Industrial Conglomerates - 0.56%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
9.750%, 01/15/2029	1,120,000	1,101,931
4.380%, 02/01/2029	260,000	222,147
10.000%, 11/15/2029(d)	1,428,000	1,408,577
9.000%, 06/15/2030	219,000	205,569
		2,938,224
Insurance - 0.44%
Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/06/2030(d)	315,000	316,678
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer:
6.750%, 04/15/2028(d)	230,000	231,387
7.000%, 01/15/2031(d)	800,000	807,218
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875%, 11/01/2029(d)	320,000	289,656
HUB International, Ltd. 7.250%, 06/15/2030(d)	50,000	51,249
Jones Deslauriers Insurance Management, Inc. 8.500%, 03/15/2030(d)	360,000	366,220
Nassau Cos. of New York 7.875%, 07/15/2030(d)	277,000	253,279
		2,315,687
Interactive Media & Services - 0.11%
ANGI Group LLC 3.875%, 08/15/2028(d)	353,000	314,594

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Interactive Media & Services - 0.11% (continued)
Dotdash Meredith, Inc. 7.625%, 06/15/2032(d)	$280,000	$258,574
		573,168
IT Services - 0.92%
APLD ComputeCo LLC 9.250%, 12/15/2030(d)	530,000	546,537
Asurion LLC/ Asurion Co.-Issuer, Inc. 8.000%, 12/31/2032(d)	1,126,000	1,169,112
Cipher Compute LLC 7.125%, 11/15/2030(d)	360,000	373,421
CoreWeave, Inc. 9.000%, 02/01/2031(d)	1,549,000	1,475,839
Twilio, Inc. 3.625%, 03/15/2029	1,352,000	1,293,866
		4,858,775
Life Sciences Tools & Services - 0.10%
Charles River Laboratories International, Inc. 3.750%, 03/15/2029(d)	180,000	170,679
Star Parent, Inc. 9.000%, 10/01/2030(d)	340,000	352,665
		523,344
Machinery - 0.41%
Dcli Bidco LLC 7.750%, 11/15/2029(d)	270,000	273,252
Esab Corp. 6.250%, 04/15/2029(d)	140,000	142,261
JB Poindexter & Co., Inc. 8.750%, 12/15/2031(d)	320,000	324,742
Park-Ohio Industries, Inc. 8.500%, 08/01/2030(d)	710,000	728,322
Wabash National Corp. 4.500%, 10/15/2028(d)	816,000	715,923
		2,184,500
Marine Transportation - 0.23%
Danaos Corp. 6.875%, 10/15/2032(d)	1,069,000	1,087,123
Stena International SA 7.625%, 02/15/2031(d)	110,000	112,791
		1,199,914
Media - 1.54%
AMC Networks, Inc. 10.500%, 07/15/2032(d)	664,000	655,991
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375%, 06/01/2029(d)	330,000	325,668
7.375%, 02/01/2036(d)	262,000	261,146
EchoStar Corp. 10.750%, 11/30/2029	860,000	929,545
Gray Media, Inc.:
4.750%, 10/15/2030(d)	1,179,000	910,998
5.375%, 11/15/2031(d)	950,000	706,178
iHeartCommunications, Inc. 10.875%, 05/01/2030(d)	377,810	242,507
Lamar Media Corp. 3.750%, 02/15/2028	2,048,000	1,993,146
Stagwell Global LLC 5.625%, 08/15/2029(d)	1,297,000	1,235,921
Univision Communications, Inc.:
8.500%, 07/31/2031(d)	500,000	502,827
9.375%, 08/01/2032(d)	350,000	360,976
		8,124,903
Metals & Mining - 1.18%
Cleveland-Cliffs, Inc. 7.625%, 01/15/2034(d)	469,000	458,643
Compass Minerals International, Inc. 8.000%, 07/01/2030(d)	516,000	534,352
Fortescue Treasury Pty, Ltd. 6.125%, 04/15/2032(d)	51,000	52,159
Genesis Energy LP / Genesis Energy Finance Corp. 6.750%, 03/15/2034	566,000	563,714
Mineral Resources, Ltd. 7.000%, 04/01/2031(d)	2,811,000	2,875,145

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Metals & Mining - 1.18% (continued)
Novelis Corp. 4.750%, 01/30/2030(d)	$790,000	$747,943
SunCoke Energy, Inc. 4.880%, 06/30/2029(d)	1,062,000	959,372
		6,191,328
Mortgage Real Estate Investment Trusts (REITs) - 1.44%
Arbor Realty SR, Inc.:
8.500%, 12/15/2028(d)	800,000	786,542
7.875%, 07/15/2030(d)	375,000	346,994
Risewell Homes, Inc. 8.500%, 11/01/2030(d)	310,000	303,512
Rithm Capital Corp.:
8.000%, 04/01/2029(d)	1,556,000	1,530,062
8.000%, 07/15/2030(d)	1,149,000	1,109,878
Star Leasing Co. LLC 7.625%, 02/15/2030(d)	318,000	294,617
Starwood Property Trust, Inc.:
5.250%, 10/15/2028(d)	1,640,000	1,622,361
7.250%, 04/01/2029(d)	579,000	596,879
6.500%, 07/01/2030(d)	780,000	797,027
UWM Holdings LLC 6.625%, 02/01/2030(d)	220,000	207,695
		7,595,567
Oil, Gas & Consumable Fuels - 5.67%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 8.630%, 06/15/2029(d)	620,000	644,474
Antero Midstream Partners LP / Antero Midstream Finance Corp.:
6.625%, 02/01/2032(d)	830,000	851,235
5.750%, 10/15/2033(d)	596,000	589,799
Buckeye Partners LP:
4.500%, 03/01/2028(d)	480,000	472,314
6.750%, 02/01/2030(d)	120,000	123,909
California Resources Corp. 7.000%, 01/15/2034(d)	1,411,000	1,423,391
Comstock Resources, Inc.:
6.750%, 03/01/2029(d)	1,444,000	1,426,423
5.875%, 01/15/2030(d)	357,000	345,883
Crescent Energy Finance LLC:
7.625%, 04/01/2032(d)	90,000	91,384
7.375%, 01/15/2033(d)	540,000	540,267
8.375%, 01/15/2034(d)	854,000	893,515
CVR Energy, Inc.:
7.500%, 02/15/2031(d)	370,000	373,077
7.875%, 02/15/2034(d)	505,000	507,113
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.375%, 06/30/2033(d)	1,586,000	1,600,230
Gulfport Energy Operating Corp. 6.750%, 09/01/2029(d)	1,047,000	1,072,097
Harvest Midstream I LP 7.500%, 05/15/2032(d)	230,000	234,900
Hess Midstream Operations LP 5.875%, 03/01/2028(d)	420,000	422,943
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.000%, 02/01/2031(d)	40,000	38,905
6.250%, 04/15/2032(d)	630,000	610,179
6.875%, 05/15/2034(d)	10,000	9,790
7.250%, 02/15/2035(d)	50,000	49,886
Ithaca Energy North Sea PLC 8.125%, 10/15/2029(d)	730,000	749,057
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(d)	280,000	286,091
Murphy Oil Corp. 6.500%, 02/15/2034	725,000	716,523

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Oil, Gas & Consumable Fuels - 5.67% (continued)
NGL Energy Operating LLC / NGL Energy Finance Corp.:
8.130%, 02/15/2029(d)	$90,000	$93,108
8.380%, 02/15/2032(d)	2,497,000	2,575,091
Northern Oil & Gas, Inc.:
8.750%, 06/15/2031(d)	90,000	93,638
7.875%, 10/15/2033(d)	1,129,000	1,168,863
PBF Holding Co. LLC / PBF Finance Corp.:
9.875%, 03/15/2030(d)	1,409,000	1,511,200
7.875%, 09/15/2030(d)	1,083,000	1,112,866
Saturn Oil & Gas, Inc., L + 9.63%, 06/15/2029(d)	1,100,000	1,152,110
SM Energy Co. 6.750%, 08/01/2029(d)	718,000	729,335
Summit Midstream Holdings LLC 8.625%, 10/31/2029(d)	1,224,000	1,259,627
Sunoco LP / Sunoco Finance Corp.:
7.000%, 09/15/2028(d)	920,000	941,681
4.500%, 05/15/2029	1,593,000	1,554,461
Talos Production, Inc. 9.375%, 02/01/2031(d)	1,904,000	2,018,872
Venture Global LNG, Inc.:
7.000%, 01/15/2030(d)	10,000	10,216
8.375%, 06/01/2031(d)	1,284,000	1,335,996
Wildfire Intermediate Holdings LLC 7.500%, 10/15/2029(d)	230,000	233,214
		29,863,663
Personal Care Products - 0.44%
Edgewell Personal Care Co. 4.125%, 04/01/2029(d)	105,000	99,261
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875%, 06/01/2029(d)	2,385,000	2,233,741
		2,333,002
Pharmaceuticals - 0.36%
Prestige Brands, Inc. 3.750%, 04/01/2031(d)	2,096,000	1,922,597

Professional Services - 0.20%
ASGN, Inc. 4.625%, 05/15/2028(d)	976,000	945,733
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(d)	110,000	95,580
		1,041,313
Real Estate Management & Development - 0.41%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 08/01/2033(d)	375,000	362,331
Five Point Operating Co. LP 8.000%, 10/01/2030(d)	260,000	259,552
Howard Hughes Corp.:
4.125%, 02/01/2029(d)	830,000	785,743
4.380%, 02/01/2031(d)	40,000	36,754
5.875%, 03/01/2032(d)	196,000	188,809
6.125%, 03/01/2034(d)	282,000	271,060
UWM Holdings LLC 6.250%, 03/15/2031(d)	260,000	236,997
		2,141,246
Software - 1.27%
Cloud Software Group, Inc.:
6.500%, 03/31/2029(d)	1,130,000	1,103,507
8.250%, 06/30/2032(d)	350,000	332,232
6.625%, 08/15/2033(d)	411,000	365,782
Elastic NV 4.125%, 07/15/2029(d)	260,000	244,100

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Software - 1.27% (continued)
Fair Isaac Corp.:
4.000%, 06/15/2028(d)	$1,906,000	$1,851,050
6.000%, 05/15/2033(d)	80,000	78,546
Gen Digital, Inc. 7.125%, 09/30/2030(d)	383,000	386,978
Open Text Corp.:
3.880%, 02/15/2028(d)	100,000	96,375
3.880%, 12/01/2029(d)	1,340,000	1,198,998
Open Text Holdings, Inc. 4.125%, 02/15/2030(d)	585,000	523,220
RingCentral, Inc. 8.500%, 08/15/2030(d)	30,000	31,411
UKG, Inc. 6.875%, 02/01/2031(d)	510,000	498,867
		6,711,066
Specialized REITs - 0.08%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC 6.500%, 02/15/2029(d)	410,000	398,562

Specialty Retail - 0.50%
Men's Wearhouse LLC 9.000%, 02/01/2031(d)	269,000	276,256
Petco Health & Wellness Co., Inc. 8.250%, 02/01/2031(d)	79,000	78,946
PetSmart LLC / PetSmart Finance Corp. 7.500%, 09/15/2032(d)	608,000	611,414
Victra Holdings LLC / Victra Finance Corp. 8.750%, 09/15/2029(d)	260,000	270,055
Wayfair LLC:
7.250%, 10/31/2029(d)	259,000	264,555
7.750%, 09/15/2030(d)	1,087,000	1,132,553
		2,633,779
Technology Hardware, Storage & Peripherals - 0.43%
Seagate Data Storage Technology Pte, Ltd.:
8.250%, 12/15/2029(d)	1,050,000	1,103,385
5.875%, 07/15/2030(d)	220,000	223,764
5.750%, 12/01/2034(d)	344,000	343,570
WULF Compute LLC 7.750%, 10/15/2030(d)	539,000	569,893
		2,240,612
Telecommunications - 0.08%
APLD ComputeCo 2 LLC 6.750%, 03/15/2031(d)	451,000	447,996

Textiles, Apparel & Luxury Goods - 0.21%
ION Platform Finance US, Inc. 7.875%, 09/30/2032(d)	140,000	108,539
Under Armour, Inc. 7.250%, 07/15/2030(d)	661,000	669,395
William Carter Co. 7.375%, 02/15/2031(d)	330,000	336,998
		1,114,932
Thrifts & Mortgage Finance (Discontinued) - 0.07%
United Wholesale Mortgage LLC 5.500%, 04/15/2029(d)	380,000	356,034

Trading Companies & Distributors - 0.21%
Alta Equipment Group, Inc. 9.000%, 06/01/2029(d)	708,000	630,976
United Rentals North America, Inc. 5.375%, 11/15/2033(d)	140,000	136,280

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 39.89% (continued)
Trading Companies & Distributors - 0.21% (continued)
Veritiv Operating Co. 10.500%, 11/30/2030(d)	$340,000	$353,769
		1,121,025
TOTAL CORPORATE BONDS
(Cost $211,273,641)		210,052,878

	Shares	Value
COMMON STOCK - 0.51%
Diversified Consumer Services - 0.02%
Loyalty Ventures Inc(c)(e)	1,353,511	128,583

Energy Equipment & Services - 0.23%
Brock Holdings III Inc.(c)(e)	164,832	–
Total Safety Holdings, LLC(c)(e)	2,951	1,106,625
Utex Industries Holdings, LLC(e)	3,182	89,096
		1,195,721
Health Care Providers & Services - 0.26%
Envision Healthcare Corp. Equity(e)	79,338	1,375,192

TOTAL COMMON STOCK
(Cost $9,129,123)		2,699,496

SHORT-TERM INVESTMENTS - 0.17%
Open-end Investment Companies - 0.17%
Fidelity Investments Money Market Treasury Portfolio - Class I
(3.53% 7-Day Yield)	916,621	916,621

TOTAL SHORT-TERM INVESTMENTS
(Cost $916,621)		916,621

Total Investments- 161.08%
(Cost $896,277,510)		848,258,845

Liabilities in Excess of Other Assets - 0.68%		3,525,677

Mandatory Redeemable Preferred Shares - (8.55)%
(liquidation preference plus distributions payable on term preferred shares)		$(45,000,000)

Leverage Facility - (53.21)%		(280,200,000)

Net Assets - 100.00%		$526,584,522

Amounts above are shown as a percentage of net assets as of March 31, 2026.

Blackstone Strategic Credit 2027 Term Fund	Portfolio of Investments

March 31, 2026

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

3M CME TERM SOFR - 3M CME TERM SOFR as of March 31, 2026 was 3.68%

6M CME TERM SOFR - 6M CME TERM SOFR as of March 31, 2026 was 3.70%

1M US SOFR - 1 Month SOFR as of March 31, 2026 was 3.65%

3M US SOFR - 3 Month SOFR as of March 31, 2026 was 3.68%

6M US SOFR - 6 Month SOFR as of March 31, 2026 was 3.86%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2026, is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	A portion of this position was not funded as of March 31, 2026. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2026, the Fund has unfunded delayed draw loans in the amount of $756,625. Fair value of these unfunded delayed draws was $750,573. Additional information is provided in Note 4 General Commitments and Contingencies.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $180,230,707, which represented approximately 34.23% of net assets as of March 31, 2026. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	Non-income producing security.

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

NOTE 1. ORGANIZATION

Blackstone Strategic Credit 2027 Term Fund (“BGB”, the “Fund”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGB. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of BGB. Pursuant to BGB’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution, a majority of BGB’s Board of Trustees (the “Board”), with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of BGB may be extended by a period of two years or such shorter time as may be determined.

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB as of September 25, 2015 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. BGB will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Senior Secured Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (defined in Note 3) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BGB's net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund's nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade.

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Fund's Board of Trustees (the “Board”) has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund's Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as the valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGB's investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund's perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

The following tables summarize valuation of BGB's investments under the fair value hierarchy levels as of March 31, 2026:

Blackstone Strategic Credit 2027 Term Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Capital Markets	$–	$33,279,158	$2,440,647	$35,719,805
Electrical Equipment	–	5,752,031	1,071,519	6,823,550
Electronic Equipment, Instruments & Components	–	2,791,948	1,156,174	3,948,122
Health Care Providers & Services	–	33,718,115	2,541,129	36,259,244
Insurance	–	18,326,363	2,548,309	20,874,672
Mortgage Real Estate Investment Trusts (REITs)	–	5,106,505	1,134,945	6,241,450
Pharmaceuticals	–	7,018,433	1,917,568	8,936,001
Real Estate Management & Development	–	–	626,894	626,894
Software	–	99,198,608	1,153,010	100,351,618
Thrifts & Mortgage Finance	–	15,811,750	454,099	16,265,849
Other	–	398,542,645	–	398,542,645
Corporate Bonds	–	210,052,878	–	210,052,878
Common Stock
Diversified Consumer Services	–	–	128,583	128,583
Energy Equipment & Services	–	89,096	1,106,625	1,195,721
Health Care Providers & Services	–	1,375,192	–	1,375,192
Short Term Investments	916,621	–	–	916,621
Total	$916,621	$831,062,722	$16,279,502	$848,258,845

Other Financial Instruments
Liabilities
Net Unrealized Depreciation on Unfunded Loan Commitments	–	(3,438)	–	(3,438)
Total	–	(3,438)	–	(3,438)

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2026, the Fund's outstanding borrowings of $280,200,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

The changes of the fair value investments for which BGB has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Strategic Credit 2027 Term Fund	Floating Rate Loan Interests	Common Stock	Warrants	Total
Balance as of December 31, 2025	$17,341,209	$1,106,625	$3,182	$18,451,016
Accrued Discount/Premium	33,105	–	–	33,105
Realized Gain/(Loss)	(17,046)	–	–	(17,046)
Change in Unrealized Appreciation/(Depreciation)	(599,396)	–	–	(599,396)
Purchases(1)	5,519,461	–	–	5,519,461
Sales Proceeds(2)	(2,966,530)	–	(3,182)	(2,969,712)
Transfer into Level 3	6,377,213	128,583	–	6,505,796
Transfer out of Level 3	(10,643,722)	–	–	(10,643,722)
Balance as of March 31, 2026	$15,044,294	$1,235,208	$–	$16,279,502
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2026	$(420,629)	$17,765	$–	$(402,864)

(1)       Purchases include all purchases of securities and securities received in corporate actions.

(2)       Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of March 31, 2026:

Blackstone Strategic Credit 2027 Term Fund	Fair Value		Valuation Technique	Unobservable Input(s)	Value/Rate (Weighted Average)
Floating Rate Loan Interests	$15,044,294		Third Party Vendor Pricing Services	Broker Quotes	N/A
Common Stock	–	*	N/A	N/A	N/A
	1,235,208		Third Party Vendor Pricing Services	Broker Quotes	N/A

A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quotes	Increase	Decrease

*	Brock Holdings III Inc. shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2026.

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes, and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines “Managed Assets” as total assets (including “effective leverage” (meaning leverage incurred through total return swaps, securities lending arrangements, credit default swaps or other derivative transactions) and “traditional leverage” (meaning borrowing money or issuing preferred shares (but will not issue auction rate preferred shares), debt securities or commercial paper, or entering into similar transactions)). As of March 31, 2026, 99.16% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans. The Fund may invest in assignments or participations of Senior Secured Loans made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

Senior Secured Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. As of March 31, 2026, BGB had invested $15,884,800 in second lien secured loans. Second lien secured loans are considered Senior Secured Loans for BGB.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation.

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of March 31, 2026, BGB had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
Chicago US Midco III LP, First Lien Term Loan	$4,828	$4,788	$(8)
Hanger, Inc., First Lien Term Loan	70,495	70,759	263
Liquid Tech Solutions Holdings LLC, First Lien Term Loan	212,659	212,793	134
Raven Acquisition Holdings 10/24 Cov-Lite, First Lien Term Loan	8,694	8,539	236
Secretariat Advisors LLC, First Lien Term Loan	72,565	71,477	(720)
Signia Aerospace LLC, First Lien Term Loan	70,971	71,237	266
Trio Bidco Inc, First Lien Term Loan	190,410	185,016	(3,570)
US Fertility Enterprises LLC, First Lien Term Loan	126,003	125,964	(39)
Total	$756,625	$750,573	$(3,438)

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGB’s valuation policies. For the period ended March 31, 2026, BGB recorded a net increase in unrealized depreciation on unfunded loan commitments totaling $20,993.

NOTE 5. LEVERAGE

The Fund terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $315 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate.

Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. As of March 31, 2026, BGB had borrowings outstanding under its Leverage Facility of $280,200,000, at an interest rate of 4.82%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2026. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2026, the average borrowings under BGB’s Leverage Facility and the weighted average interest rate were $281,644,444 and 4.91%, respectively. During the period ended March 31, 2026, the Fund incurred $14,330 for commitment fees on undrawn amounts.

On July 27, 2016, BGB issued 45,000 7-year mandatory redeemable preferred shares (the “Series A MRPS”) with a total liquidation value of $45,000,000. As of February 11, 2021, the Series A MRPS were rated “AA” by Fitch Ratings. On February 12, 2021, Fitch Ratings downgraded the ratings on the Series A MRPS to “A”. The downgrade was driven by changes to Fitch Ratings’ rating criteria for closed-end funds, rather than by any fundamental changes to the Fund’s credit profile. The dividend rate on the Fund’s Series A MRPS would have increased if the credit rating for the Fund were downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the Series A MRPS was July 27, 2023, and on that date, BGB redeemed all of its outstanding Series A MRPS at liquidation value in the amount of $45,000,000. Prior to redemption, BGB made quarterly dividend payments on the Series A MRPS at an annual dividend rate of 3.61%. On July 25, 2023 BGB issued 45,000 4-year mandatory redeemable preferred shares (the “Series B MRPS” and together with the Series A MRPS, the “MRPS”) with a par value of $0.001 per share and a total liquidation value of $45,000,000. As of July 25, 2023, the Series B MRPS were rated “A” by Fitch Ratings. The Series B MRPS are redeemable on July 25, 2027 and pay quarterly distributions at an annual dividend rate of 6.60%. The dividend rate on the Fund's Series B MRPS will increase if the Fund's credit rating is downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations. BGB used substantially all of the proceeds of the offering to fund the redemption payment for the Series A MRPS. Due to the terms of the Series B MRPS, face value approximates fair value at March 31, 2026. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2).

Blackstone Strategic Credit 2027 Term	Notes to Quarterly Portfolio of Investments

March 31, 2026

Under the Agreement and the governing documents of the Series B MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings and 225% asset coverage over borrowings plus Series B MRPS. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of March 31, 2026, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if BGB did not use leverage because the fees paid are calculated on the basis of BGB’s Managed Assets, which include the assets purchased through leverage. As of March 31, 2026, BGB’s leverage represented 32.90% of the Fund’s Managed Assets. The leverage amounts in BGB include 5.28% of Managed Assets attributable to the “Series B” MRPS.